Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other non-current assets
Pledged financial assets	$ 285	$ 288
Derivatives (including embedded derivatives)	128	144
Investments	72	57
Restricted cash	95	80
Loans granted	54	58
Other	124	149
Total Other non-current assets	$ 758	$ 776